Consolidated Statements of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
OPERATING ACTIVITIES
Consolidated net income		$ 179	$ 570	[1]	$ 867	[1]
Discontinued operations		88	77	[1]	222	[1]
Net income from continuing operations		91	493	[1]	645	[1]
Non-cash items:
Depreciation and amortization of assets		1,045	982	[1]	963	[1]
Impairment losses		64	62	[1]	151	[1]
Share of profit of equity accounted investees		(49)	(34)	[1]	(33)	[1]
Results on sale of subsidiaries, other disposal groups and others		(49)	(13)	[1]	(216)	[1]
Financial expense, financial income and other items, net		782	724	[1]	902	[1]
Income taxes		162	224	[1]	16	[1]
Changes in working capital, excluding income taxes		98	(55)	[1]	431	[1]
Net cash flow provided by operating activities from continuing operations before financial expense, coupons on perpetual debentures and income taxes		2,144	2,383	[1]	2,859	[1]
Interest and coupons on perpetual debentures paid		(694)	(741)	[1]	(899)	[1]
Income taxes paid		(168)	(207)	[1]	(246)	[1]
Net cash flow provided by operating activities from continuing operations		1,282	1,435	[1]	1,714	[1]
Net cash flow provided by operating activities from discontinued operations		71	132	[1]	131	[1]
Net cash flows provided by operating activities		1,353	1,567	[1]	1,845	[1]
INVESTING ACTIVITIES
Property, machinery and equipment, net		(651)	(601)	[1]	(567)	[1]
Acquisition and disposal of subsidiaries and other disposal groups, net		469	(26)	[1]	1,202	[1]
Intangible assets		(116)	(187)	[1]	(86)	[1]
Non-current assets and others, net		5	(1)	[1]	4	[1]
Net cash flows used in investing activities		(293)	(815)	[1]	553	[1]
FINANCING ACTIVITIES
Dividends paid		(150)
Derivative financial instruments		(56)	20	[1]	16	[1]
Proceeds from (repayment) of debt, net		47	(420)	[1]	(2,056)	[1]
Other financial obligations, net		(233)	(578)	[1]	(190)	[1]
Share repurchase program		(50)	(75)	[1]
Securitization of trade receivables		(6)	32	[1]	25	[1]
Non-current liabilities, net		(96)	(142)	[1]	(185)	[1]
Net cash flows used in financing activities		(544)	(1,163)	[1]	(2,390)	[1]
Increase (decrease) in cash and cash equivalents from continuing operations		445	(543)	[1]	(123)	[1]
Increase in cash and cash equivalents from discontinued operations		71	132	[1]	131	[1]
Foreign currency translation effect on cash		(37)	21	[1]	130	[1]
Cash and cash equivalents at beginning of period	[1]	309	699		561
CASH AND CASH EQUIVALENTS AT END OF PERIOD		788	309	[1]	699	[1]
Changes in working capital, excluding income taxes:
Trade receivables		(8)	15	[1]	1	[1]
Other accounts receivable and other assets		33	(82)	[1]	47	[1]
Inventories		96	(148)	[1]	(19)	[1]
Trade payables		(41)	231	[1]	286	[1]
Other accounts payable and accrued expenses		18	(71)	[1]	116	[1]
Changes in working capital, excluding income taxes		$ 98	$ (55)	[1]	$ 431	[1]

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.